Discontinued Operations - Additional Information (Detail) $ in Millions			12 Months Ended
	Jun. 01, 2022 shares	May 26, 2022 shares	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Total comprehensive income (loss) attributable to BHP shareholders			$ (30,820)	$ (11,352)	$ (7,898)
Consideration paid consisting of cash and cash equivalents			683
Cash and cash equivalents in subsidiary or businesses acquired or disposed			(399)
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Total comprehensive income (loss) attributable to BHP shareholders			10,596	231	118
Consideration paid consisting of cash and cash equivalents			683
Cash and cash equivalents in subsidiary or businesses acquired or disposed			(399)	0	0
Discontinued operations [member] | Woodside [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Shares received as consideration for disposal of business | shares	914,768,948
Consideration paid consisting of cash and cash equivalents			700
Cash and cash equivalents in subsidiary or businesses acquired or disposed			400
Cash and cash equivalents transferred including cash disposed off			1,100
Discontinued operations [member] | Petroleum [member] | Operating segments [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Shares received as consideration for disposal of business | shares		914,768,948
Share distribution per share held after disposal of business | shares		5.534
Consideration paid consisting of cash and cash equivalents			$ 683	$ 0	$ 0